Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 6,495		€ 6,495		€ 6,771
Current portion		(2,920)		(2,920)		(2,500)
Non Current portion		3,575		3,575		4,271
Result on derecognition of financial liabilities		101	€ 1,144	509	€ 1,144
Pontifax and Kreos warrants
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime	5 years
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest		1,231		1,231		1,035
Total borrowings		€ 3,907		€ 3,907		3,907
Notional amount							€ 3,907
Interest rate (as percent)		10.00%		10.00%
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest		€ 365		€ 365		460
Total borrowings		€ 992		€ 992		€ 1,369
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand				24 months
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)		8.00%		8.00%
Debt instrument convertible term				36 months
Loan and interest waived				€ 509	€ 1,144
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand				36 months